Current and Deferred Taxes	12 Months Ended
Dec. 31, 2020
Disclosure of Current and Deferred Taxes [Abstract]
CURRENT AND DEFERRED TAXES

NOTE 14

CURRENT AND DEFERRED TAXES

a)	Current taxes

As of December 31, 2020 and 2019, the Bank recognizes taxes payable (recoverable), which is determined based on the currently applicable tax legislation, This amount is recorded net of recoverable taxes, and is shown as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$

Summary of current tax liabilities (assets)
Current tax (assets)		(11,648)
Current tax liabilities	12,977	-

Total tax payable (recoverable)	12,977	(11,648)

(Assets) liabilities current taxes detail (net)
Income tax, tax rate	174,205	153,424
Minus:
Provisional monthly payments	(157.648)	(159,943)
Credit for training expenses	(2.137)	(2,145)
Grant credits	(1.360)	(1,149)
Other	(83)	(1,835)
Total tax payable	12,977	(11,648)

b)	Effect on income

The effect of income tax expense on income for the years ended December 31, 2020, 2019 and 2018 is comprised of the following items:

	As of December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Income tax expense
Current tax	174,205	153,424	196,527

Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(28,465)	37,432	(25,517)
Valuation provision	-	-	(56)
Subtotals	145,740	190,856	170,954
Tax for rejected expenses (Article No21)	1,354	927	1,110
Other	(4,561)	(16,709)	(4,920)
Net charges for income tax expense	142,533	175,074	167,144

c)	Effective tax rate reconciliation

The reconciliation between the income tax rate and the effective rate applied in determining tax expenses as of December 31, 2020, 2019 and 2018, is as follows:

	For the year ended,
	2020		2019		2018
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount

	%	MCh$	%	MCh$	%	MCh$

Tax calculated over profit before tax	27.00	187,721	27.00	214,566	27.00	207,046
Price level restatement for tax purposes (1)	(6.15)	(42,730)	(6.33)	(50,297)	(5.15)	(39,494)
Single penalty tax (rejected expenses)	0.19	1,354	0.12	927	0.14	1,110
Other	(0.55)	(3,812)	1.24	9,878	(0.20)	(1,518)
Effective tax rates and expenses for income tax	20.50	142,533	22.03	175,074	21.79	167,144

(1)	Mainly corresponds to the permanent differences originated from the Own Tax Monetary Correction and the effect of the bonds received to article 104 of LIR.

d)	Effect of deferred taxes on comprehensive income

Below is a summary of the separate effect of deferred tax on other comprehensive income, showing the asset and liability balances, for the years ended December 31, 2020 and 2019:

	As of December 31,
	2020	2019
	MCh$	MCh$
Deferred tax assets
Debt instruments at FVOCI	14,907	8,074
Cash flow hedges	36,927	10,918
Total deferred tax assets recognized through other comprehensive income	51,834	18,992

Deferred tax liabilities
Debt instruments at FVOCI	(42,371)	(15,830)
Cash flow hedges	-	-
Total deferred tax liabilities recognized through other comprehensive income	(42,371)	(15,830)

Net deferred tax balances in equity	9,463	3,162

Deferred taxes in equity attributable to shareholders of the Bank	9,776	3,444
Deferred tax in equity attributable to non-controlling interests	(313)	(282)

e)	Effect of deferred taxes on income

As of December 31, 2020 and 2019, the Bank has recorded effects for deferred taxes in the financial statements:

	As of December 31,
	2020	2019
	MCh$	MCh$
Deferred tax assets
Interests and adjustments	8,166	9,531
Extraordinary charge-offs	17,705	15,325
Assets received in lieu of payment	1,425	1,214
Exchange rate adjustments	89	-
Property, plant and equipment valuation	- -	6,381
Allowance for loan losses	238,670	188,956
Provision for expenses	101,321	89,098
Leased assets	89,458	116,226
Subsidiaries tax losses	7,394	5,416
Right of use assets	428	249
Total deferred tax assets	464,656	432,396

Deferred tax liabilities
Valuation of investments	(19,967)	(17,518)
Fixed assets valuation	(7,394)	-
Prepaid expenses	(16,691)	(20,347)
Valuation provision	(5,775)	(6,058)
Derivatives	(37,265)	(36,512)
Exchange rate adjustments	- -	(2,817)
Other	(30)	(75)
Total deferred tax liabilities	(87,122)	(83,327)

f)	Summary of deferred tax assets and liabilities

Below is a summary of the deferred taxes impact on equity and income:

	As of December 31,
	2020	2019
	MCh$	MCh$
Deferred tax assets
Recognized through other comprehensive income	51,834	18,992
Recognized through profit or loss	464,656	432,396
Total deferred tax assets	516,490	451,388

Deferred tax liabilities
Recognized through other comprehensive income	(42,371)	(15,830)
Recognized through profit or loss	(87,122)	(83,327)
Total deferred tax liabilities	(129,493)	(99,157)